Fees and Expenses - AMERICAN FUNDS CORPORATE BOND FUND	May 31, 2024 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 39 of the prospectus and on page 80 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.27	1.00	0.25	0.25	none	none	0.24
Other expenses	0.20	0.20	0.20	0.21	0.19	0.07	0.25
Total annual fund operating expenses	0.72	1.45	0.70	0.71	0.44	0.32	0.74
Expense reimbursement[2]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.71	1.44	0.69	0.70	0.43	0.31	0.73

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.99	0.49	0.25	0.25	none	none	1.00
Other expenses	0.25	0.17	0.25	0.25	0.18	0.12	0.17
Total annual fund operating expenses	1.49	0.91	0.75	0.75	0.43	0.37	1.42
Expense reimbursement[2]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	1.48	0.90	0.74	0.74	0.42	0.36	1.41

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.40	0.27	0.21	0.16	0.22	0.12	0.07
Total annual fund operating expenses	1.40	1.12	0.96	0.66	0.47	0.37	0.32
Expense reimbursement[2]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	1.39	1.11	0.95	0.65	0.46	0.36	0.31

1 A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least August 1, 2025. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$445	$247	$319	$72	$44	$32	$422	$251	$92	$324	$76	$43	$37	$144
3 years	596	458	467	226	140	102	577	470	289	483	239	137	118	448
5 years	760	791	629	394	245	179	746	812	503	656	416	240	207	775
10 years	1,235	1,536	1,098	882	554	405	1,235	1,301	1,119	1,156	929	541	467	1,701

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$142	$113	$97	$66	$47	$37	$32		1 year	$147	$151
3 years	442	355	305	210	150	118	102		3 years	458	470
5 years	765	616	530	367	262	207	179		5 years	791	812
10 years	1,679	1,362	1,177	822	590	467	405		10 years	1,536	1,301

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 191% of the average value of its portfolio.

Portfolio Turnover, Rate	191.00%